Balance Sheets (Unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011	Mar. 11, 2005
Current Assets:
Cash and cash equivalents	$ 16,888	$ 932	$ 1,300	$ 54	$ 4,844
Inventories	279,813	278,564		321,791
Prepaid expenses and other current assets	6,318	2,932		4,859
Total current assets	303,019	282,428		326,704
Property and equipment, net	228,056	270,189		356,656
Intangibles	139,234	133,517		106,687
Total assets	670,309	686,134		790,047
Current liabilities:
Accounts payable and accrued liabilities	2,205,589	1,867,192		1,122,371
Payable to Yeso-med	4,187,989	3,247,095
Accounts payable and accrued liabilities, related parties	107,502	132,407		73,957
Unearned revenue	68,447	73,495
Payable for indemnification	1,376,084	1,376,084		1,347,806			1,088,067
Convertible notes, net of discounts	482,290	494,708		184,289
Convertible notes, related parties, net of discounts	75,000	75,000		32,466
Derivative liability, note conversion feature	483,535	658,453	483,535	364,802		442,311
Total liabilities	8,986,436	7,924,434		4,406,551
Series 2006 Preferred stock, $0.001 par value, 5,000,000 shares authorized; 1,000,000 shares issued and outstanding	1,000	1,000		1,000
Common stock, $0.001 par value; 250,000,000 shares authorized; 150,426,703 and 107,039,034 shares issued and outstanding, respectively	150,426	107,039		72,785
Additional paid-in capital	37,870,162	37,087,921		34,319,432
Subscriptions receivable	(71,000)	(71,000)		(71,000)
Accumulated deficit	(46,266,715)	(44,363,260)		(37,938,721)
Total stockholders' deficit	(8,316,127)	(7,238,300)		(3,616,504)
Total liabilities and stockholders' deficit	$ 670,309	$ 686,134		$ 790,047